Leases - Schedule of Components of Lease Cost (Detail) $ in Thousands	11 Months Ended
Dec. 31, 2020 USD ($)
Operating lease cost	$ 19
Variable lease cost	30
Finance lease cost:
Amortization of right-of-use assets	172
Interest on lease liabilities	35
Total lease cost	$ 256